Insurance Contracts - Summary of Movements in Liabilities of Short-Term Insurance Contracts (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Beginning balance, Gross	¥ 14,665
Ending balance, Gross	18,259	¥ 14,665
Ending balance, Gross	14,665	14,665
Gross [member]
Disclosure of types of insurance contracts [line items]
Beginning balance, Notified claims	2,536	2,672
Beginning balance, Incurred but not reported	12,269	11,106
Beginning balance, Gross	14,805	13,778
Cash paid for claims settled - Cash paid for current year claims	(33,244)	(27,165)
Cash paid for claims settled - Cash paid for prior year claims	(14,551)	(12,876)
Claims incurred - Claims arising in current year	49,727	40,601
Claims incurred - Claims arising in prior years	1,667	467
Ending balance, Gross	18,404	14,805
Ending balance, Notified claims	2,781	2,536
Ending balance, Incurred but not reported	15,623	12,269
Ending balance, Gross	¥ 14,805	¥ 13,778